Note D - Concentration of Risk (Details) - Accounts Receivable Concentration Risk by Customer	12 Months Ended						9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Customer C [Member] Accounts Receivable [Member]	Dec. 31, 2011 Customer C [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer C [Member]	Dec. 31, 2011 Customer C [Member]	Dec. 31, 2012 Customer D [Member] Accounts Receivable [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2012 Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer	10.00%	74.00%	78.00%	[1]	43.00%	14.00%	72.00%	88.00%

[1]	Less than 10% of total revenue